BANK BORROWINGS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Bank borrowings
Short-term	$ 737,886,632	$ 613,433,236
Long-term, current portion	82,365,314	322,156,646
Total current	820,251,946	935,589,882
Long-term, non-current portion	22,433,705	100,502,222
Total	$ 842,685,651	$ 1,036,092,104